UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: ______________ Central Index Key Number of securitizer: _____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001707196
Central Index Key Number of sponsor: 0001633283

              Towd Point Mortgage Trust 2019-2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001766250
Central Index Key Number of underwriter (if applicable): N/A

                            Michael Hitzmann, (646) 233-0753
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3 and 99.4 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2A – UW Compliance
Schedule 2B – UW Compliance
Schedule 3A – Itemized Exceptions
Schedule 3B – Itemized Exceptions
Schedule 4A – Rating Agency Grading
Schedule 4B – Rating Agency Grading
Schedule 5A – Modification
Schedule 5B – Modification
Schedule 6A – Data Compare
Schedule 6B – Data Compare
Schedule 7 – Tax and Title Report
Schedule 8 – Pay History
Schedule 9 – Collection Comments

99.2	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative
Schedule 2 – Conditions Report
Schedule 3 – Tape Compare
Schedule 4 – Pay History
Schedule 5 – RPL Upload
Schedule 6 – Servicing Comments
Schedule 7 – RPL Mod Upload
Schedule 8 – Rating Agency ATR QM Data Fields

99.4	Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1 – Compliance Summary
Schedule 2 – Exception Report
Schedule 3 – Itemized Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 5, 2019

TOWD POINT ASSET FUNDING, LLC (Depositor)

By: /s/ Michael Hitzmann
Name: Michael Hitzmann Title: President and Chief Executive Officer

EXHIBIT INDEX
Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2A – UW Compliance
Schedule 2B – UW Compliance
Schedule 3A – Itemized Exceptions
Schedule 3B – Itemized Exceptions
Schedule 4A – Rating Agency Grading
Schedule 4B – Rating Agency Grading
Schedule 5A – Modification
Schedule 5B – Modification
Schedule 6A – Data Compare
Schedule 6B – Data Compare
Schedule 7 – Tax and Title Report
Schedule 8 – Pay History
Schedule 9 – Collection Comments

99.2	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative
Schedule 2 – Conditions Report
Schedule 3 – Tape Compare
Schedule 4 – Pay History
Schedule 5 – RPL Upload
Schedule 6 – Servicing Comments
Schedule 7 – RPL Mod Upload
Schedule 8 – Rating Agency ATR QM Data Fields

99.4	Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1 – Compliance Summary
Schedule 2 – Exception Report
Schedule 3 – Itemized Report